Summary of Significant Accounting Policies (Tables)	6 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the six months ended March 31,
	2025		2026
Major customers representing more than 10% of the Company’s revenues
Customer A	$3,007,516	21.9%	$3,543,677	23.9%
Customer B	2,454,365	17.9%	1,998,160	13.5%
Total Revenues	$5,461,881	39.8%	$5,541,837	37.4%

	As of
	September 30, 2025		March 31, 2026
Accounts receivable, net due from major customers of the Company
Company A	$114,582	11.4%	$262,535	21.2%
Company B	83,948	8.4%	146,894	11.9%
Total	$198,530	19.8%	$409,429	33.1%

	For the six months ended March 31,
	2025		2026
Major suppliers representing more than 10% of the Company’s cost of revenue
Panaicia Pty Ltd (note)	$7,594,925	61.9%	$8,695,611	63.1%
Supplier A	1,562,403	12.7%	1,664,202	12.1%
Total Cost of Revenue	$9,157,328	74.6%	$10,359,813	75.2%

	As of
	September 30, 2025		March 31, 2026
Accounts payable due to major suppliers of the Company
Panaicia Pty Ltd (note)	$-	-%	$199,565	25.5%
Supplier A	198,892	26.7%	244,932	31.3%
Total	$198,892	26.7%	$444,497	56.8%

Note: Panaicia Pty Ltd is a related party of the Company, in which its sole director and sole shareholder is one of the directors of the Company, Mr. Wai Yiu Yau.

Schedule of Foreign Currency Translation	The following table outlines the currency exchange rates that were used to translate Company’s balance sheets, income statement items and cash flow items for six months ended March 31, 2025 and 2026.
	For the six months ended March 31,
	2025	2026
Year end HKD: US$ exchange rate	7.8000	7.8000
Year end RMB: US$ exchange rate	N/A	6.8980
Year average HKD: US$ exchange rate	7.8000	7.8000
Year average RMB: US$ exchange rate	N/A	7.0061

Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Motor vehicles	3 years
Fixtures, furniture and equipment	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Gross Revenues Disaggregated by Major Service Lines and Timing of Revenue Recognition

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the six months ended March 31, 2025 and 2026, respectively, are as follow:

	For the six months ended March 31,
	2025	2026
Integrated cross-border logistics services	$12,751,847	$13,505,109
Air freight forwarding services	971,631	1,313,350
Total	$13,723,478	$14,818,459